Other Non-Current Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets, Noncurrent [Abstract]
Rental deposits	¥ 5,958	¥ 7,750
Prepayments for real estate and non-current portion of prepayments to suppliers	6,732	11,413
Others	489	489
Total	¥ 13,179	¥ 19,652